Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 78,917	$ 67,697	$ 189,730	$ 200,330	$ 131,942
Intercompany receivables-current
Accounts receivable, net	227,542	256,679
Related party receivables	19,872	10,760
Inventories, net	175,291	158,063
Deferred tax assets	28,877	37,894
Other current assets	27,105	15,375
Total current assets	557,604	546,468
Property, plant and equipment, net	160,174	153,044
Investment in subsidiaries
Goodwill	309,102	308,821
Other intangible assets, net	399,585	423,687
Intercompany receivables non-current
Deferred financing costs, net	17,483	20,176
Other long-term assets	3,732	1,822
Total assets	1,447,680	1,454,018
Current liabilities
Accounts payable	132,803	122,932
Short-term borrowings		3,169
Current maturities of long-term debt	3,177	3,373
Related party payables	734	1,249
Intercompany payables-current
Accrued expenses and other current liabilities	115,453	130,980
Total current liabilities	252,167	261,703
Long-term debt, less current maturities	690,748	693,485
Pension and other postretirement liabilities	120,093	118,040
Deferred tax liabilities	110,965	112,714
Intercompany payables-non-current
Other long-term liabilities	2,546	2,425
Total shareholder's equity (deficit)	271,161	265,651
Total liabilities and shareholder's equity (deficit)	1,447,680	1,454,018
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables-current	(209,524)	(59,347)
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	(209,524)	(59,347)
Property, plant and equipment, net
Investment in subsidiaries	(1,088,248)	(1,042,250)
Goodwill
Other intangible assets, net
Intercompany receivables non-current	(8,577)	(8,754)
Deferred financing costs, net
Other long-term assets
Total assets	(1,306,349)	(1,110,351)
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt
Related party payables
Intercompany payables-current	(209,525)	(59,347)
Accrued expenses and other current liabilities	1
Total current liabilities	(209,524)	(59,347)
Long-term debt, less current maturities
Pension and other postretirement liabilities
Deferred tax liabilities
Intercompany payables-non-current	(8,577)	(8,754)
Other long-term liabilities
Total shareholder's equity (deficit)	(1,088,248)	(1,042,250)
Total liabilities and shareholder's equity (deficit)	(1,306,349)	(1,110,351)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1
Intercompany receivables-current
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	1
Property, plant and equipment, net
Investment in subsidiaries	271,176	265,686
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets
Total assets	271,177	265,686
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt
Related party payables	16
Intercompany payables-current		35
Accrued expenses and other current liabilities
Total current liabilities	16	35
Long-term debt, less current maturities
Pension and other postretirement liabilities
Deferred tax liabilities
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	271,161	265,651
Total liabilities and shareholder's equity (deficit)	271,177	265,686
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	61,565	16	17	17	29
Intercompany receivables-current	165,519
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets	1,588	1,380
Other current assets	522	58
Total current assets	229,194	1,454
Property, plant and equipment, net
Investment in subsidiaries	722,420	682,964
Goodwill
Other intangible assets, net
Intercompany receivables non-current		254,756
Deferred financing costs, net	17,483	20,176
Other long-term assets
Total assets	969,097	959,350
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables-current		426
Accrued expenses and other current liabilities	15,389	14,485
Total current liabilities	18,389	17,911
Long-term debt, less current maturities	690,079	692,779
Pension and other postretirement liabilities
Deferred tax liabilities	(10,547)	(17,026)
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	271,176	265,686
Total liabilities and shareholder's equity (deficit)	969,097	959,350
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	4,921	55,575	180,068	190,865	123,504
Intercompany receivables-current	22,536	36,073
Accounts receivable, net	210,462	238,495
Related party receivables	19,872	10,760
Inventories, net	150,045	134,868
Deferred tax assets	26,228	36,475
Other current assets	18,175	9,346
Total current assets	452,239	521,592
Property, plant and equipment, net	118,551	113,328
Investment in subsidiaries	94,652	93,600
Goodwill	278,570	277,445
Other intangible assets, net	391,771	415,196
Intercompany receivables non-current	8,577	(246,002)
Deferred financing costs, net
Other long-term assets	3,145	1,060
Total assets	1,347,505	1,176,219
Current liabilities
Accounts payable	108,067	102,861
Short-term borrowings
Current maturities of long-term debt	177	373
Related party payables	27	1,150
Intercompany payables-current	188,358	34,021
Accrued expenses and other current liabilities	90,742	110,543
Total current liabilities	387,371	248,948
Long-term debt, less current maturities	669	706
Pension and other postretirement liabilities	119,501	117,784
Deferred tax liabilities	116,012	124,362
Intercompany payables-non-current
Other long-term liabilities	1,532	1,455
Total shareholder's equity (deficit)	722,420	682,964
Total liabilities and shareholder's equity (deficit)	1,347,505	1,176,219
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	12,430	12,106	9,645	9,448	8,409
Intercompany receivables-current	21,469	23,274
Accounts receivable, net	17,080	18,184
Related party receivables
Inventories, net	25,246	23,195
Deferred tax assets	1,061	39
Other current assets	8,408	5,971
Total current assets	85,694	82,769
Property, plant and equipment, net	41,623	39,716
Investment in subsidiaries
Goodwill	30,532	31,376
Other intangible assets, net	7,814	8,491
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets	587	762
Total assets	166,250	163,114
Current liabilities
Accounts payable	24,736	20,071
Short-term borrowings		3,169
Current maturities of long-term debt
Related party payables	691	99
Intercompany payables-current	21,167	24,865
Accrued expenses and other current liabilities	9,321	5,952
Total current liabilities	55,915	54,156
Long-term debt, less current maturities
Pension and other postretirement liabilities	592	256
Deferred tax liabilities	5,500	5,378
Intercompany payables-non-current	8,577	8,754
Other long-term liabilities	1,014	970
Total shareholder's equity (deficit)	94,652	93,600
Total liabilities and shareholder's equity (deficit)	$ 166,250	$ 163,114